Inventories	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories
9.	Inventories

(a)	Inventories as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Finished goods	￦	2,508,370	2,615,009
Merchandise		1,237,203	1,049,467
Semi-finished goods		3,453,150	3,039,516
Raw materials		4,171,049	3,237,691
Fuel and materials		1,109,100	921,742
Construction inventories		1,131,776	988,463
Materials-in-transit		2,738,439	2,965,306
Others		100,873	87,802

		16,449,960	14,904,996

Less: Allowance for inventories valuation		(316,557)	(347,577)

	￦	16,133,403	14,557,419

(b)	The changes in allowance for inventories valuation for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Beginning	￦	131,642	161,929	316,557
Loss on valuation of inventories		78,783	259,678	309,317
Realization on sale of inventories		(49,528)	(97,749)	(256,969)
Others		1,032	(7,301)	(21,328)

Ending	￦	161,929	316,557	347,577